TAXATION	12 Months Ended
Dec. 31, 2011
TAXATION
14.	TAXATION

Cayman Islands

Under the current laws of the Cayman Islands, the Company, China Home, China Property and Sou You Tian Xia are not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, Pendiary, Selovo, China Home (BVI), China Property(BVI), Best Scholar and Sou You Tian Xia (BVI) are not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Bravo Work, Max Impact, China Index, China Home(HK), China Real Estate, HK Property and Sou You Tian Xia (HK) are incorporated in Hong Kong and do not conduct any substantive operations of their own.

No provision for Hong Kong profits tax has been made in the financial statements as the subsidiaries in Hong Kong have no assessable profits for the three years ended December 31, 2011. In addition, upon payment of dividends by these companies to their shareholders, no Hong Kong withholding tax will be imposed.

United States of America

Wall Street, Best Scholar (Delaware) and Best Work are incorporated in the United States of America and do not conduct any substantive operations of their own. No provision for the United States of America income tax has been made in the financial statements as the subsidiaries in the United States of America have no assessable incomes for the three years ended December 31, 2011. In addition, no dividend distribution is expected. Thus, withholding tax, if any, will be minimal.

China

Prior to January 1, 2008, PRC enterprise income tax (EIT), was generally assessed at the rate of 33% of taxable income. However, five PRC entities of the Group including SouFunMedia, SouFun Network, Beijing Technology, Beijing JTX Technology and Beijing Zhongzhi, obtained the certificate of High and New Technology Enterprise (“HNTE”) within the Zhongguancun Science Park (the “ZSP”) in Beijing, the PRC. Thus, SouFun Media, SouFun Network, Beijing Technology and Beijing JTX Technology were granted a reduced EIT rate of 15% as well as a tax holiday of three years, followed by three years of 50 percent reduction starting from years 2003, 2006, 2006 and 2007, respectively. Beijing Zhongzhi was granted a one-year EIT exemption for the year 2007.

In March 2007, a new enterprise income tax law (the “New EIT Law”) in the PRC was enacted which became effective on January 1, 2008. The New EIT Law applies a unified 25% EIT rate to both foreign invested enterprises and domestic enterprises, unless a preferential EIT rate is otherwise stipulated. A five-year transition period is allowed for those enterprises which enjoyed a reduced EIT rate prior to year 2008 with the transitional EIT rates of 18%, 20%, 22%, 24% and 25% for years 2008, 2009, 2010, 2011 and 2012, respectively. Thus, the applicable EIT rate for SouFun Shenzhen and SouFun Shanghai was 20%, 22% and 24% for years 2009, 2010 and 2011, respectively.

On April 14, 2008, relevant governmental regulatory authorities released further qualification criteria, application procedures and assessment processes for meeting the HNTE status under the New EIT law which would entitle qualified and approved entities to a favorable statutory tax rate of 15%.

In April 2009, the State Administration for Taxation (“SAT”) issued Circular Guoshuihan [2009] No. 203 (“Circular 203”) stipulating that entities which qualified for the HNTE status should apply with in-charge tax authorities to enjoy the reduced EIT rate of 15% provided under the New EIT Law starting from the year when the new HNTE certificate becomes effective. In addition, an entity which qualified for the HNTE can continue to enjoy its remaining tax holiday from January 1, 2008 provided that it has obtained the HNTE certificate according to the new recognition criteria set by the New EIT Law and the relevant regulations.

In May and June 2009, SouFun Media, SouFun Network, Beijing Technology, Beijing JTX Technology and Beijing Zhongzhi obtained the new HNTE certificate with effect from January 1, 2009. As approved by the in-charge tax authority, Beijing Zhongzhi and SouFun Media are entitled to enjoy the reduced EIT rate of 15% for years 2009, 2010 and 2011. Beijing Technology, SouFun Network and Beijing JTX Technology were entitled to continue their remaining tax holiday granted under the old EIT Law.

The SAT subsequently issued Circular Guoshuihan [2010] No.157 (“Circular 157”) in April 2010 to further clarify the applicable EIT rate for entities which qualified for the HNTE status. According to Circular 157, entities which qualified for the HNTE status should elect one of the following two EIT treatments and no changes could be made once the election is made:

1) The applicable EIT rate is 15% but the remaining tax holiday should no longer be enjoyed; or

2) The remaining tax holiday could be enjoyed based on the transitional EIT rates, that is, 18%, 20%, 22% 24% and 25% for the years from 2008 to 2012.

The effective date of Circular 157 was January 1, 2008.

As a consequence of Circular 157, the company elected to apply the second EIT treatment, the applicable EIT rate for SouFun Network and Beijing Technology was 10%, 11% and 12% for years 2009, 2010 and 2011, respectively, whilst the applicable EIT rate for Beijing JTX Technology was 0%, 11% and 12% for years 2009, 2010 and 2011, respectively.

During the year ended December 31, 2011, the Beijing Municipal State Tax Bureau clarified the tax policy with the SAT in relation to the “three-year exemption, three-year 50% reduction” tax holiday that was implemented for entities which qualified for the HNTE status in the ZSP and reached a verbal agreement with the SAT that Circular 157 is not applicable to the entities registered in the ZSP. As a result, the applicable income tax rates for SouFun Network, Beijing Technology, and Beijing JTX Technology, the Company’s subsidiaries registered in the ZSP which qualified for the HNTE status, should be 7.5%, 7.5%, 0% for year 2009 and 7.5%, 7.5%, 7.5% for years 2010 and 2011, respectively. Accordingly, income tax expenses of US$7,500 were reversed in the year ended December 31, 2011 for the cumulative effect of unnecessarily applying Circular 157 during the years ended December 31, 2009 and 2010. The reversed tax expenses consist of current income tax expenses of US$4,800 and deferred tax expenses of US$2,700.

Dividends paid by PRC subsidiaries of the Group out of the profits earned after December 31, 2007 to non-PRC tax resident investors are subject to PRC withholding tax. The withholding tax on dividends is 10%, unless a foreign investor’s tax jurisdiction has a tax treaty with the PRC that provides for a lower withholding tax rate and the foreign investor is recognized as the beneficial owner of the income under the relevant tax rules.

Moreover, the current EIT Law treats enterprises established outside of China with “effective management and control” located in China as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising overall management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC Enterprise Income Tax at the rate of 25% on its worldwide income for the period after January 1, 2008. As of December 31, 2011, the Company has not accrued for PRC tax on such basis. The Company will continue to monitor its tax status.

Income (loss) before income taxes consists of:

	For the Year Ended December 31,
	2009	2010	2011
	US$	US$	US$

Non-PRC	(174)	(7,053)	(18,207)
PRC	50,585	88,423	162,421

	50,411	81,370	144,214

The income tax expenses (benefits) comprised:

	For the Year Ended December 31,
	2009	2010	2011
	US$	US$	US$

Current tax expense	5,661	15,621	14,937
Deferred tax expense (benefit)	(7,860)	2,601	27,680

	(2,199)	18,222	42,617

A reconciliation between the income tax expense (benefit) and the amount computed by applying the statutory tax rate to income before income taxes is as follows:

	For the Year Ended December 31,
	2009	2010	2011
	US$	US$	US$

Income before income taxes	50,411	81,370	144,214

Income tax at applicable tax rate of 25%	12,603	20,342	36,054
Effect of international tax rate differences	20	445	1,522
Non-deductible expenses	2,245	3,677	7,997
Effect of tax holiday	(10,691)	(11,790)	(27,582)
Effect of tax rate changes	(9,525)	4,359	(899)
Investment basis difference in PRC Entities	1,488	863	5,207
Withholding tax	—	—	18,414
Change in valuation allowance	364	(357)	879
Unrecognized tax benefits	(165)	(170)	(499)
Changes in interest and penalties on unrecognized tax benefits	1,462	853	1,524

	(2,199)	18,222	42,617

A roll-forward of unrecognized tax benefits, exclusive of related interest and penalties, is as follows:

	As of December 31,
	2009	2010	2011
	US$	US$	US$

Balance at beginning of the year	13,810	13,657	5,853
Increase related to current year tax position	—	—	1,789
Decrease relating to settlements with tax authorities	—	(8,055)	—
Decrease relating to prior year tax position	(165)	(170)	(489)
Foreign currency adjustment	12	421	286

Balance at end of year	13,657	5,853	7,439

The Group has recorded an unrecognized tax benefit, including related interest and penalties, of US$18,705, US$10,695, and US$14,059 as of December 31, 2009, 2010 and 2011, respectively, which is included in the account of “accrued expenses and other liabilities”. As of December 31, 2009, 2010 and 2011, unrecognized tax benefits of US$18,705, US$10,695, and US$14,059 respectively, would impact the effective tax rate, if recognized.

During the years ended December 31, 2009, 2010, and 2011, the Company recognized US$1,462, US$853 and US$1,524 in income tax expenses for interest and penalties related to uncertain tax positions. Accrued interest and penalties related to unrecognized tax benefits were US$4,842 and US$6,620 as of December 31, 2010, and 2011, respectively.

The Company’s PRC entities are subject to the New EIT Law since January 1, 2008. The PRC income tax returns for fiscal years 2006 through 2010 remain open for examination.

The aggregate amount and per share effect of the tax holidays are as follows:

	For the Year Ended December 31,
	2009	2010	2011
	US$	US$	US$

The aggregate amount	(10,691)	(11,790)	(27,582)

The aggregate effect on basic and diluted earnings per share for Class A and Class B ordinary shares:
—Basic	0.14	0.16	0.36

—Diluted	0.14	0.15	0.34

The components of deferred taxes are as follows:

	For the Year Ended December 31,
	2010	2011
	US$	US$

Deferred tax assets, current portion
Accrued expenses	2,129	1,602

Total deferred tax assets, current portion	2,129	1,602

Deferred tax assets, non-current portion
Net operating losses	1,090	1,660
Less: valuation allowance	(471)	(253)

Total deferred tax assets, non-current portion	619	1,407

Deferred tax liabilities, current portion	—	—
Deferred tax liabilities, non-current portion
Investment basis in PRC entities	(10,219)	(38,581)

Deferred tax assets, current portion, net	2,129	1,602

Deferred tax assets, non-current portion, net	619	1,407

Deferred tax liabilities, current portion, net	—	—

Deferred tax liabilities, non-current portion, net	(10,219)	(38,581)

As of December 31, 2011, the Company had net operating losses from several of its PRC entities of US$7,066, which can be carried forward to offset future taxable profit. The net operating loss carryforwards as of December 31, 2011 will expire in years 2012 to 2016 if not utilized.

Deferred tax liabilities arising from undistributed earnings

As of December 31, 2010, aggregate undistributed earnings of the PRC subsidiaries that are available for distribution to their non-PRC parent companies were considered to be indefinitely reinvested under ASC 740-30, “Income Taxes: Other Considerations or Special Areas”. Accordingly, no deferred tax liabilities were provided for the outside basis of the PRC entities. As of December 31, 2011, aggregate undistributed earnings of the PRC subsidiaries that are available for distribution to non-PRC parent companies were not considered to be indefinitely reinvested. In accordance with the New EIT Law, a withholding income tax will be imposed on the PRC subsidiaries when dividends are distributed to their non-PRC parent companies. Accordingly, deferred tax liabilities amounted to US$18,414 were recognized as of December 31, 2011.

Deferred tax liabilities arising from the aggregate undistributed earnings of the PRC entities that are available for distribution to PRC tax resident parent companies, that is, the WOFEs, amounted to US$10,219 and US$20,167 as of December 31, 2010 and 2011, respectively.